Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 23,583	$ 6,253
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	9,384	7,653
Amortization of deferred drydock expenditures	1,845	923
Share-based compensation	531	647
Amortization of deferred finance fees	220	269
Operating lease ROU - lease liability, net	(30)	35
Loss from equity method investments	50	64
Deferred drydock payments	(1,398)	(1,454)
Changes in operating assets and liabilities:
Receivables	(5,241)	13,130
Prepaid expenses and other assets	(974)	(757)
Advances and deposits	(679)	(460)
Inventories	(4,127)	118
Accounts payable	6,423	1,270
Accrued expenses and other liabilities	(36)	(1,149)
Deferred revenue	(146)	(285)
Net cash provided by operating activities	29,405	26,257
CASH FLOWS FROM INVESTING ACTIVITIES
Payments for acquisition of vessels and vessel equipment, including deposits	(1,024)	(2,385)
Advances for vessel equipment	(639)	(1,151)
Payments for other non-current assets	(66)	(46)
Net cash (used in) investing activities	(1,729)	(3,582)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from revolving facilities, net	6,359	25,000
Repayments on revolving facilities	(30,000)	(43,337)
Payment of common share dividends	(3,666)	(3,236)
Payment of preferred share dividends	0	(643)
Net cash provided by / (used in) financing activities	(27,307)	(22,216)
Net (decrease) / increase in cash and cash equivalents	369	459
Cash and cash equivalents at the beginning of the year	46,845	46,988
Cash and cash equivalents at the end of the year	47,214	47,447
Supplemental cash flow information
Cash paid during the period for interest in respect of debt	1,875	829
Cash paid during the period for operating lease liabilities (offices)	158	228
Cash paid during the period for operating lease liabilities (time charter-in contracts)	0	3,404
Non-cash financing activity: Accrued preferred dividends	0	419
Non-cash investing activity. Movement in accruals during the period in respect of drydocks and capex projects	$ 1,460	$ (3,009)